Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable, trade		$ 731,000	$ 911,000
Accrued expenses			20,000
Accrued bonus		6,000	3,000
Accrued commissions		48,000	125,000
Other accruals		68,000	166,000
Accounts payable and accrued liabilities	$ 1,091,000	$ 853,000	$ 1,225,000